Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Reversed bad debt expense	$ 3,363
Bad debt expenses		$ 3,288	$ 7,172